Exploration and Evaluation Expenditures - Summary of Company's Exploration and Evaluation Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Thacker Pass and Other Project Expenditures
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	$ 6,689	$ 10,078	$ 21,214
Thacker Pass and Other Project Expenditures | Geological, Consulting and Salaries
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	3,796	6,013	9,239
Thacker Pass and Other Project Expenditures | Permitting and Environmental
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	98	222
Thacker Pass and Other Project Expenditures | Field Supplies and Other
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	1,761	2,289	5,996
Thacker Pass and Other Project Expenditures | Depreciation
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	140	207	468
Thacker Pass and Other Project Expenditures | Drilling and Geological Expenses
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	894	1,347	5,511
Millennial Projects
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	5,200	8,437	18,051
Millennial Projects | Geological, Consulting and Salaries
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	2,307	4,372	6,086
Millennial Projects | Permitting and Environmental
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	98	222
Millennial Projects | Field Supplies and Other
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	1,761	2,289	5,986
Millennial Projects | Depreciation
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	140	207	468
Millennial Projects | Drilling and Geological Expenses
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	894	1,347	5,511
Other Project
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	1,489	1,641	3,163
Other Project | Geological, Consulting and Salaries
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	$ 1,489	$ 1,641	3,153
Other Project | Field Supplies and Other
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures			$ 10